Promissory Notes	12 Months Ended
Mar. 31, 2026
Promissory Notes [Abstract]
Promissory Notes

18. Promissory Notes

On January 25, 2024, the Company issued an unsecured convertible promissory note to PGI (the “PGI Note”), in the principal amount of $1,610,657, which is equal to the total amount owed to PGI in connection with loans that PGI had previously made to the Company. The PGI Note bore no interest, and (i) $150,000 of the principal balance of the PGI Note was paid on the Closing Date and (ii) $1,460,657 of the principal balance of the PGI Note was payable on the date that is the one-year anniversary after the Closing Date, or January 25, 2025. The proceeds from this loan were received by the Company prior to the Closing Date. This note is convertible into shares at the option of PGI.

On January 25, 2024, the Company issued an unsecured convertible promissory note to the NCAC Sponsor (the “NCAC Note”), in the principal amount of $1,615,501, which is equal to the total amount owed to NCAC Sponsor under certain existing promissory notes previously issued by NCAC to the NCAC Sponsor (the “Existing Notes”). The NCAC Note bore no interest, and (i) $100,000 of the principal balance of the NCAC Note became owing on the Closing Date and (ii) $1,515,501 of the principal balance of the NCAC Note was payable on the date that is the one-year anniversary after the Closing Date, or January 25, 2025. This note is convertible into shares at the option of NCAC Sponsor.

Both notes were designated at FVTPL due to the embedded conversion features, as the conversion prices were not fixed.

At inception on January 25, 2024 the fair value of the PGI Note was $1,418,675 and the NCAC note was $1,413,529.

PGI Note:

On September 30, 2024, the Company entered into Debt for Equity Exchange Agreement with PGI pursuant to which the Company issued 556 of common shares to extinguish $1,307,960 of PGI Note, representing a conversion price of $1,867.97 per share.

On October 25, 2024, the Company entered into Debt for Equity Exchange Agreement with PGI pursuant to which the Company issued 226 of common shares to extinguish the remaining balance of PGI Note representing, a conversion price of $1,867.97 per share.

In accordance with the Debt for Equity Exchange Agreements entered into on September 30, 2024 and October 25, 2024, as amended, the Company will need to issue additional shares to PGI if the Company’s volume weighted average share price for the 10 days prior to November 26, 2024 is lower than $1,867.97 per share (“PGI make whole payment”).

In December 2024, the Company issued 6,780 common shares to extinguish the PGI make whole payment.

The issuance of shares pursuant to the Debt for Equity Exchange Agreements resulted in a fair value gain of $327,668 in the prior year which was recorded in the consolidated statements of income/(loss) and comprehensive income/(loss).

NCAC Note:

On September 30, 2024, the Company entered into Debt for Equity Exchange Agreement with NCAC Sponsor pursuant to which the Company issued 865 of common shares to extinguish the outstanding balance of NCAC Note, representing a conversion price of $1,867.97 per share.

In accordance with the Debt for Equity Exchange Agreements, as amended, the Company will need to issue additional shares to NCAC Sponsor if the Company’s volume weighted average share price for the 10 days prior to November 26, 2024 is lower than $1,867.97 per share (“NCAC make whole payment”).

In December 2024, the Company issued 7,499 common shares to extinguish the NCAC make whole payment.

The issuance of shares pursuant to the Debt for Equity Exchange Agreements resulted in a fair value gain of $377,897 in the prior year which was recorded in the consolidated statements of income/(loss) and comprehensive income/(loss).

The fair value of the notes was calculated using a credit adjusted market borrowing rate. The fair value of both notes was $nil as at March 31, 2026 (March 31, 2025 - $nil). A fair value gain of $705,565 was recognized during the prior year in the statement of comprehensive income (March 31, 2024 ($108,288)).